Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

April 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statements of Additional Information, each dated February 28, 2014, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 27, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001445305-14-000742 on February 28, 2014.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores